Consolidated Balance Sheets - USD ($)	Dec. 31, 2024	Dec. 31, 2023
CURRENT ASSETS:
Cash and cash equivalents	$ 1,170,462	$ 1,548,513
Restricted cash	2	1,573
Accounts receivable	13,385,507	4,860,571
Inventories	27,172,200
Advances to suppliers	99,861	3,881
Prepayment and other current assets	4,174,868	3,790,100
Assets of discontinued operations - current	6,301,392	76,914,507
Total current assets	52,304,292	87,119,145
NON - CURRENT ASSETS:
Property and equipment, net	8,532	9,062
Intangible assets, net	32,527	44,007
Operating lease right-of-use assets		9,726
Deferred tax assets	2,713,808	3,488,976
Assets of discontinued operations - non-current	6,308,929	6,876,429
Total non - current assets	9,063,796	10,428,200
TOTAL ASSETS	61,368,088	97,547,345
CURRENT LIABILITIES:
Accounts payable	12,909,752	19,909,752
Accrued expenses and other payables	2,510,916	1,827,004
Advances from customers	539	3,707,166
Due to related parties	2,200,451	9,244,774
Operating lease liabilities, current		8,738
Income tax payable	15,392,010	13,839,598
Liabilities of discontinued operations - current	6,472,461	29,444,690
Total current liabilities	39,486,129	77,981,722
NON - CURRENT LIABILITIES:
Liabilities of discontinued operations - non-current	16,543	133,123
Total non - current liabilities	16,543	133,123
TOTAL LIABILITIES	39,502,672	78,114,845
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY:
Additional paid-in capital	26,502,856	26,502,856
Statutory reserves	335,696	335,696
Retained earnings	5,423,638	2,304,543
Accumulated other comprehensive loss	(10,423,129)	(9,736,950)
Total shareholders’ equity	21,865,416	19,432,500
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	61,368,088	97,547,345
Class A Ordinary Shares
SHAREHOLDERS’ EQUITY:
Ordinary Shares	24,255	24,255
Class B Ordinary Shares
SHAREHOLDERS’ EQUITY:
Ordinary Shares	$ 2,100	$ 2,100